Share-Based Compensation (Details) - USD ($)				3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 04, 2021	Feb. 26, 2021	Feb. 17, 2021	Mar. 31, 2022	Mar. 31, 2021		Sep. 30, 2021	Dec. 31, 2031	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Stock Options (Details) [Line Items]
Stock option number of shares outstanding (in Shares)									15,503,748
Number of stock options granted (in Shares)									6,373,203	1,610,776
Number of stock options exercise price (in Dollars per share)									$ 2.10	$ 2.00
Fair value of stock options vested		$ 46,777	$ 568,120
Exercise price (in Dollars per share)		$ 0.22
Common share options to employees granted (in Shares)									0
Weighted-average recognition period											7 years 3 months 10 days
Exploration and evaluation expenses				$ 7,343,000	$ 38,107,000	[1]			$ 93,006,000	$ 48,881,000
General and administrative expenses				$ 8,564,000	17,364,000	[1]			56,583,000	7,723,000
Aggregate Intrinsic value of stock options, Vested and exercisable									17,406,000
Minimum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.22
Option expire date			Feb. 17, 2026
Maximum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)			$ 0.65
Option expire date			Feb. 26, 2026
Short Term Incentive Plan
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)				15,503,748
Total grant date fair value of options vested									30,700,000
Fair value of stock options vested	$ 5,758,306
Share-based compensation expense									$ 2,700,000
Short Term Incentive Plan | Minimum
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.65
Short Term Incentive Plan | Maximum
Stock Options (Details) [Line Items]
Vesting periods	3 years
Exercise price (in Dollars per share)	$ 8.64
Long Term Incentive Plan
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)				9,783,922					9,783,922
Number of stock options granted (in Shares)									9,783,922
Number of stock options exercise price (in Dollars per share)									$ 0.65
Intrinsic value of stock option									$ 14,000,000.0
Fair value of stock options vested	$ 9,783,922
Exercise price (in Dollars per share)									$ 0.65
Share option-based payments expense							$ 3,900,000
Share-based compensation expense									$ 30,100,000
Restricted stock units
Stock Options (Details) [Line Items]
Granted									4,127,878
Common Share options-based payments				$ 1,900,000					$ 1,000.0
Exploration and evaluation expenses				900,000					400,000
General and administrative expenses				1,000,000.0					600,000
Unrecognized share-based compensation expense				12,100,000					12,300,000
Share-based compensation expense				$ 12,100,000					$ 12,300,000
Shares, Issued									1,072,572
Accrued Liabilities									$ 1,800,000
Aggregate Intrinsic value of stock options, Vested and exercisable									0
Stock options
Stock Options (Details) [Line Items]
Stock options issued or exercised				0
Stock options | General and administration matters
Stock Options (Details) [Line Items]
Share-based compensation expense				$ 1,900,000	12,300,000
Stock options | Exploration and evaluation activities
Stock Options (Details) [Line Items]
Share-based compensation expense				2,000,000.0	18,100,000
Equity Option [Member]
Stock Options (Details) [Line Items]
Share option-based payments expense									59,300,000	4,100,000
Share-based compensation expense				$ 3,900,000	$ 30,400,000
Share Option One
Stock Options (Details) [Line Items]
Intrinsic value of stock option									$ 39,400,000
Fairvalue of common stock share									$ 2.08
Share option-based payments expense									$ 32,700,000	3,300,000
Share Option Two
Stock Options (Details) [Line Items]
Share option-based payments expense									26,600,000	$ 800,000
Vesting Thirds anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations									$ 3,000,000,000
Derived per share (in Dollars per share)									$ 5.59
Derived service periods									3 months 29 days
Vesting Thirds anniversary of the grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage									25.00%
Vesting Thirds anniversary of the grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted				369,394					3,556,224
Vesting Fourth anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations									$ 6,000,000,000
Derived per share (in Dollars per share)									$ 5.42
Derived service periods									1 year 4 months 28 days
Vesting Fourth anniversary of the grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage									35.00%
Vesting Fourth anniversary of the grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted				527,800					398,438
Vesting immediately on grant date | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage									20.00%
Vesting immediately on grant date | Restricted stock units
Stock Options (Details) [Line Items]
Granted				1,457,404					173,216
Tranche 4 | Long Term Incentive Plan
Stock Options (Details) [Line Items]
Dividend rate percentage									20.00%
Short Term Incentive Plan
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)									15,503,748
Weighted-average recognition period term								1 year
Long Term Incentive Plan | Vesting Thirds anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations									$ 3,000,000,000
Long Term Incentive Plan | Vesting Fourth anniversary of the grant date
Stock Options (Details) [Line Items]
Market Capitalizations									$ 6,000,000,000
2021 Incentive Equity Plan
Stock Options (Details) [Line Items]
Aggregate number of common shares reserved for issuance under the plan				33,699,685					24,682,386
Additional shares including to the plan 2022												9,017,299
Common Shares issued and outstanding percentage									4.00%
Common Shares issued and outstanding percentage				4.00%
2021 Incentive Equity Plan | Non-employee directors
Stock Options (Details) [Line Items]
Stock option number of shares outstanding (in Shares)				2,243,853					2,243,853

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.